Offerings	Feb. 04, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(a) Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. (b) Omitted pursuant to Instruction 2.A.iii.c. to Item 16(b) of Form S-3. An indeterminate aggregate offering price or number of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Includes such indeterminate amounts of securities as may be issued upon exercise, conversion or exchange of, or pursuant to anti-dilution adjustments with respect to, any securities that provide for that issuance or adjustment. Also includes such indeterminate amount as may be issued in units. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of, or pursuant to anti-dilution adjustments with respect to, any other securities. (c) The registrant is deferring payment of the registration fee pursuant to Rule 456(b) under the Securities Act of 1933, as amended (the "Securities Act") and is excluding this information in reliance on Rule 456(b) and Rule 457(r) under the Securities Act. Any registration fees will be paid subsequently on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Shares, par value $0.01
Fee Rate	0.01381%
Offering Note	See Note 1 (a), (b) and (c)
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	See Note 1 (b) and (c)
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.01
Fee Rate	0.01381%
Offering Note	See Note 1 (a), (b) and (c)
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Note 1 (a), (b) and (c)
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.01381%
Offering Note	See Note 1 (a), (b) and (c)
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Fee Rate	0.01381%
Offering Note	See Note 1 (a), (b) and (c)
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities by direct and indirect subsidiaries of PulteGroup, Inc.
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Note 1 (a), (b) and (c) Pursuant to Rule 457(n), no separate fee for the guarantees is payable. See Table of Additional Registrants included in the Form S-3 of PulteGroup, Inc., filed on February 5, 2026, for a list of the subsidiary guarantors.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units comprising one or more classes of securities above
Fee Rate	0.01381%
Offering Note	See Note 1 (a), (b) and (c)